Borrowings - Summary of Repurchase Agreements Accounted for as Secured Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Abstract]
Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 37,574	$ 39,637
Repurchase agreements	$ 37,415	$ 39,480